ACCRUED LIABILITIES AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2021
ACCRUED LIABILITIES AND OTHER PAYABLES
Schedule of information about accrued liabilities and other payables

	As of December 31,
	2021	2020
	RMB’000	RMB’000
Deposits received from distributors	16,200	16,200
Accrued salary	514	871
Accrued rent, electricity and water	1,156	1,352
Accrued other taxes	866	1,042
Rental income received in advance	—	2,358
Others	3,645	1,023
	22,381	22,846

Schedule of information about accrued liabilities and other payables denominated in various currencies	Accrued liabilities and other payables are denominated in the following currencies:

	As of December 31,
	2021	2020
	‘000	‘000
In Renminbi	22,381	22,846
In US dollars	—	—